Securities - Income from securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securities
Interest income - FVOCI	R$ 741,104	R$ 42,442	R$ 48,399
Fair value gains / losses realized - FVOCI	(80,519)	(49,552)	831
Interest income - Amortized cost	143,783	17,149	2,866
Fair value changes, net - FVTPL	(58,754)	2,021	10,422
Total	R$ 745,613	R$ 12,060	R$ 62,518